CONCENTRATIONS (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 30, 2024	Dec. 31, 2023
Customer A [Member]
Concentration Risk [Line Items]
Revenues	$ 1,944	$ 1,796	$ 1,796	$ 1,876
Concentration risk, percentage	49.00%	51.00%	41.00%	37.00%
Customer B [Member]
Concentration Risk [Line Items]
Revenues			$ 494	$ 737
Concentration risk, percentage			11.00%	15.00%
Customer C [Member]
Concentration Risk [Line Items]
Revenues	$ 546	$ 5	$ 150	$ 536
Concentration risk, percentage	14.00%	0.00%	3.00%	11.00%
Customer E [Member]
Concentration Risk [Line Items]
Revenues	$ 485	$ 494
Concentration risk, percentage	12.00%	14.00%